Deferred tax - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	$ 2,165	$ 2,587
(Credited)/charged to profit or loss	(188)	(466)
Eliminated on disposal of a subsidiary	(1,974)
Exchange differences	5	44
At the end of the year	8	2,165
Depreciation allowances in excess of the related depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	(2)	304
(Credited)/charged to profit or loss	(57)	(308)
Eliminated on disposal of a subsidiary	54
Exchange differences	13	2
At the end of the year	8	(2)
Tax losses recognized
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	(124)	(293)
(Credited)/charged to profit or loss	0	127
Eliminated on disposal of a subsidiary	132
Exchange differences	(8)	42
At the end of the year	0	(124)
Intangible assets arising from business combination
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the period	2,291	2,576
(Credited)/charged to profit or loss	(131)	(285)
Eliminated on disposal of a subsidiary	(2,160)
Exchange differences	0	0
At the end of the year	$ 0	$ 2,291